UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS†,1 - 62.3%
Guggenheim Strategy Fund I	165,218	$4,113,929
Guggenheim Strategy Fund II	163,236	4,064,587
Total Mutual Funds
(Cost $8,201,574)		8,178,516

	Face Amount
REPURCHASE AGREEMENTS††,2 - 33.3%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$1,879,815	1,879,815
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	883,234	883,234
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	828,640	828,640
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	785,691	785,691
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	202	202
Total Repurchase Agreements
(Cost $4,377,582)		4,377,582
Total Investments - 95.6%
(Cost $12,579,156)		$12,556,098
Other Assets & Liabilities, net - 4.4%		571,794
Total Net Assets - 100.0%		$13,127,892

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $206,150)	5	$12,325
November 2014 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $117,550)	1	5,784
December 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $261,360)	4	5,176
November 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,554,309)	17	2,709
December 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $72,881)	1	1,350
December 2014 Cocoa Futures Contracts (Aggregate Value of Contracts $32,940)	1	776
November 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $57,113)	1	255
November 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $52,406)	1	(476)
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $92,120)	5	(623)
December 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $113,550)	3	(1,871)
November 2014 LME Copper Futures Contracts (Aggregate Value of Contracts $167,150)	1	(3,857)
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $27,913)	1	(3,928)
November 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $410,827)	4	(5,581)
November 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $145,579)	3	(6,418)
November 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $334,820)	3	(11,794)
November 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $97,686)	1	(12,598)
December 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $120,940)	1	(12,883)
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $61,340)	2	(15,716)
November 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $482,250)	6	(20,110)
December 2014 Corn Futures Contracts (Aggregate Value of Contracts $160,000)	10	(24,697)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2014 Wheat Futures Contracts (Aggregate Value of Contracts $167,475)	7	$(25,224)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $136,838)	3	(48,685)
December 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,432,200)	15	(56,215)
October 2014 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $6,748,612)	47	(196,848)
(Total Aggregate Value of Contracts $13,054,009)		$(419,149)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 6.
2	Repurchase Agreements — See Note 3.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.3%
Guggenheim Enhanced Short Duration ETF1,2	108,400	$5,437,344
Total Exchange-Traded Funds
(Cost $5,429,550)		5,437,344

MUTUAL FUNDS†,3 - 64.6%
Guggenheim Strategy Fund II	2,381,586	59,301,502
Guggenheim Strategy Fund III	2,373,025	59,112,049
Guggenheim Strategy Fund I	1,497,789	37,294,957
Total Mutual Funds
(Cost $156,166,593)		155,708,508

	Face Amount
ASSET BACKED SECURITIES†† - 13.8%

Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/224,5	$4,315,413	4,249,387
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/515	4,262,395	4,241,083
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/214,5	3,745,411	3,712,077
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/414,5	3,204,807	3,073,731
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/214,5	2,700,000	2,695,680
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/354	2,648,828	2,543,219
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/234,5	2,500,000	2,484,750
TICC CLO LLC
2011-1A, 2.48% due 07/25/214,5	2,000,000	2,000,000
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/304	2,000,000	1,872,322
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/214,5	1,740,991	1,725,322
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/354	1,553,931	1,494,872
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/174,5	1,500,000	1,470,900
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/214,5	1,000,000	991,500
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/234,5	500,000	492,050
Gleneagles CLO Ltd.
2005-1A, 0.51% due 11/01/174,5	170,358	169,642
Total Asset Backed Securities
(Cost $32,779,276)		33,216,535

MORTGAGE BACKED SECURITIES†† - 4.0%
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/264,5	2,950,000	2,952,337
Hilton USA Trust
2013-HLF, 2.91% due 11/05/304,5	2,750,000	2,751,730
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/474,5	1,500,250	1,529,173
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/284,5	1,000,000	1,011,439
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/204,5	1,014,378	1,009,397
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/464,5	350,808	334,145
Total Mortgage Backed Securities
(Cost $9,574,034)		9,588,221

CORPORATE BONDS†† - 1.4%
Financial - 0.8%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,360,000	1,346,400
International Lease Finance Corp.
2.18% due 06/15/164	650,000	643,500
Total Financial		1,989,900
Communications - 0.6%
Level 3 Financing, Inc.
3.82% due 01/15/184,5	1,350,000	1,330,155
Total Corporate Bonds
(Cost $3,371,052)		3,320,055

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 0.2%
Consumer, Cyclical - 0.2%
Sears Holdings Corp.
5.50% due 06/30/18	$496,250	$481,983
Total Senior Floating Rate Interests
(Cost $492,311)		481,983

REPURCHASE AGREEMENTS††,6 - 4.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	4,546,339	4,546,339
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,658,293	2,658,293
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,879,820	1,879,820
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,172,994	1,172,994
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	6,994	6,994
Total Repurchase Agreements
(Cost $10,264,440)		10,264,440

SECURITIES LENDING COLLATERAL††,7 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	7,677	7,677
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,259	1,259
Total Securities Lending Collateral
(Cost $8,936)		8,936
Total Investments - 90.6%
(Cost $218,086,192)		$218,026,022
Other Assets & Liabilities, net - 9.4%		22,602,554
Total Net Assets - 100.0%		$240,628,576

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $71,101,636)	376	$420,639
December 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $89,205,431)	552	158,197
December 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $172,035,706)	1,227	37,082
December 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $6,549,284)	62	27,237
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $10,290,469)	87	5,393
December 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $457,781)	3	167
December 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $13,313,660)	110	(76,833)
December 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $20,700,000)	150	(154,517)
(Total Aggregate Value of Contracts $383,653,967)		$417,365

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $17,315,099)	265	$224,339
November 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,473,800)	60	123,023
December 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $3,061,013)	42	120,540
December 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,930,350)	51	56,621
November 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $2,410,688)	46	20,179
November 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,748,630)	41	16,230
November 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $3,598,088)	63	(24,563)
December 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $1,814,100)	15	(51,988)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
November 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $3,594,738)	35	$(80,033)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $1,961,338)	43	(125,913)
November 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $3,794,624)	34	(153,009)
November 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $2,149,092)	22	(263,903)
(Total Aggregate Value of Contracts $47,851,560)		$(138,477)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 British Pound Futures Contracts (Aggregate Value of Contracts $6,176,631)	61	$(15,346)
December 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $4,440,570)	51	(199,906)
(Total Aggregate Value of Contracts $10,617,201)		$(215,252)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $15,504,824)	105	$336,189
December 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $13,236,935)	109	177,550
October 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $19,521,314)	184	90,426
December 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $2,348,010)	22	(16,627)
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $23,998,400)	283	(22,312)
December 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $1,492,422)	5	(29,201)
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $25,396,320)	314	(69,027)
October 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $6,936,580)	51	(83,145)
October 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $3,099,805)	21	(107,665)
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $19,254,550)	196	(166,874)
December 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $10,581,309)	92	(288,960)
October 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $17,779,365)	549	(339,097)
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $14,730,120)	108	(653,712)
(Total Aggregate Value of Contracts $173,879,954)		$(1,172,455)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Silver Futures Contracts (Aggregate Value of Contracts $7,923,600)	93	$977,923
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $11,025,438)	395	881,206
December 2014 Corn Futures Contracts (Aggregate Value of Contracts $6,720,000)	420	734,010
November 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $17,200,250)	214	667,440
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $7,360,800)	240	317,724
December 2014 Wheat Futures Contracts (Aggregate Value of Contracts $4,761,075)	199	299,725

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $6,301,680)	66	$235,198
November 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $8,686,199)	179	215,860
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $15,770,944)	856	206,275
December 2014 Copper Futures Contracts (Aggregate Value of Contracts $7,148,750)	95	196,637
(Total Aggregate Value of Contracts $92,898,736)		$4,731,998

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $55,542,349)	487	$1,647,172
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $25,431,963)	161	444,107
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $12,970,238)	99	120,634
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $3,832,160)	43	66,893
(Total Aggregate Value of Contracts $97,776,710)		$2,278,806

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $10,412,000)	95	$542,780
October 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $3,944,793)	71	33,045
October 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $1,003,488)	15	$19,596
(Total Aggregate Value of Contracts $15,360,281)		$595,421

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $10,997,163)	60	$11,221
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $10,099,688)	81	(21,545)
December 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $55,579,663)	581	(188,060)
(Total Aggregate Value of Contracts $76,676,514)		$(198,384)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 6.
2	All or portion of this security is on loan at September 30, 2014 — See Note 4.
3	Affiliated issuer — See Note 6.
4	Variable rate security. Rate indicated is rate effective at September 30, 2014.
5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $38,224,498 (cost $38,018,192), or 15.9% of total net assets.

6	Repurchase Agreements — See Note 3.
7	Securities lending collateral — See Note 4.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 68.4%
Financial - 11.2%
Protective Life Corp.1	31,983	$2,219,940
Hudson City Bancorp, Inc.1	165,788	1,611,460
American Realty Capital Healthcare Trust, Inc.	103,593	1,085,654
OmniAmerican Bancorp, Inc.1	37,614	977,588
Bank of Kentucky Financial Corp.	7,865	363,599
Berkshire Hathaway, Inc. — Class B*,1	2,285	315,649
Morgan Stanley1	9,107	314,829
ACE Ltd.1	2,912	305,382
Everest Re Group Ltd.1	1,882	304,903
Hanover Insurance Group, Inc.1	4,922	302,309
Chimera Investment Corp.1	97,612	296,740
MFA Financial, Inc.1	38,106	296,465
CNA Financial Corp.1	7,604	289,180
Wells Fargo & Co.1	5,492	284,870
Old Republic International Corp.1	18,818	268,721
Glimcher Realty Trust	19,580	265,113
PartnerRe Ltd.1	2,395	263,187
Ameriprise Financial, Inc.1	1,997	246,391
SunTrust Banks, Inc.1	6,022	229,017
Air Lease Corp. — Class A1	6,647	216,028
PNC Financial Services Group, Inc.1	2,435	208,387
Capital One Financial Corp.1	2,458	200,622
American Capital Agency Corp.1	8,685	184,556
New York Community Bancorp, Inc.1	9,227	146,432
Voya Financial, Inc.1	3,531	138,062
Allstate Corp.1	1,962	120,408
Axis Capital Holdings Ltd.1	2,381	112,693
Annaly Capital Management, Inc.1	7,950	84,906
Travelers Companies, Inc.1	842	79,097
Navient Corp.1	4,225	74,825
Bank of America Corp.1	3,456	58,925
Assurant, Inc.1	768	49,382
BioMed Realty Trust, Inc.	2,120	42,824
Reinsurance Group of America, Inc. — Class A1	445	35,658
Huntington Bancshares, Inc.1	2,420	23,547
Fifth Third Bancorp1	710	14,214
Starwood Property Trust, Inc.1	601	13,198
Genworth Financial, Inc. — Class A*,1	998	13,074
Legg Mason, Inc.	223	11,409
Unum Group1	76	2,613
Total Financial		12,071,857
Consumer, Non-cyclical - 10.1%
Covidien plc1	17,232	1,490,740
Lorillard, Inc.	23,249	1,392,847
Safeway, Inc.1	27,303	936,493
Shire plc ADR	2,685	695,549
Archer-Daniels-Midland Co.1	6,281	320,959
Kroger Co.1	6,015	312,780
Tyson Foods, Inc. — Class A1	7,834	308,425
Express Scripts Holding Co.*,1	4,321	305,192
Molson Coors Brewing Co. — Class B1	4,097	304,981
Omnicare, Inc.1	4,874	303,455
DENTSPLY International, Inc.1	6,586	300,322
MEDNAX, Inc.*,1	5,338	292,629
Humana, Inc.1	1,997	260,188
Pfizer, Inc.1	8,719	257,821
Amgen, Inc.1	1,754	246,368
Annie's, Inc.*	5,357	245,886
General Mills, Inc.1	4,647	234,442
Ingredion, Inc.1	2,503	189,702
Covance, Inc.*,1	2,304	181,325
Pilgrim's Pride Corp.*,1	5,070	154,939
Johnson & Johnson1	1,421	151,464
CoreLogic, Inc.*,1	5,269	142,632
Charles River Laboratories International, Inc.*,1	2,304	137,641
DaVita HealthCare Partners, Inc.*,1	1,845	134,943
United Therapeutics Corp.*,1	919	118,229
Hill-Rom Holdings, Inc.	2,744	113,684
JM Smucker Co.1	1,117	110,572
Laboratory Corporation of America Holdings*	960	97,680
Cooper Companies, Inc.1	584	90,958
Quanta Services, Inc.*	2,476	89,854
UnitedHealth Group, Inc.1	998	86,078
Apollo Education Group, Inc. — Class A*,1	3,286	82,643
Universal Health Services, Inc. — Class B1	768	80,256
Herbalife Ltd.2	1,805	78,969
Constellation Brands, Inc. — Class A*,1	880	76,701
Biogen Idec, Inc.*,1	230	76,086
WellPoint, Inc.1	614	73,447
DeVry Education Group, Inc.1	1,575	67,426
Manpowergroup, Inc.1	845	59,235
Dr Pepper Snapple Group, Inc.	781	50,226
Eli Lilly & Co.1	768	49,805
United Rentals, Inc.*,1	423	46,995
Gilead Sciences, Inc.*	379	40,345
Myriad Genetics, Inc.*	892	34,404
Coca-Cola Enterprises, Inc.1	384	17,034
Vectrus, Inc.*	679	13,251
Stryker Corp.1	154	12,436
Quest Diagnostics, Inc.1	115	6,978
Edwards Lifesciences Corp.*	67	6,844
Total System Services, Inc.1	115	3,560
Total Consumer, Non-cyclical		10,885,419
Technology - 8.7%
Concur Technologies, Inc.*	12,692	1,609,598
International Rectifier Corp.*	25,992	1,019,925
Tokyo Electron Ltd. ADR1	53,832	877,462
Compuware Corp.	58,903	624,961
Intel Corp.1	9,339	325,184

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Technology - 8.7% (continued)
Microsoft Corp.1	6,889	$319,374
Hewlett-Packard Co.1	8,458	300,005
Western Digital Corp.1	2,982	290,208
Activision Blizzard, Inc.1	13,788	286,653
DST Systems, Inc.1	3,303	277,188
CA, Inc.1	9,848	275,153
Broadridge Financial Solutions, Inc.1	6,030	251,029
Computer Sciences Corp.1	4,033	246,618
Lexmark International, Inc. — Class A1	5,531	235,068
Oracle Corp.1	5,871	224,742
EMC Corp.1	7,527	220,240
Brocade Communications Systems, Inc.1	19,396	210,834
QUALCOMM, Inc.1	2,804	209,656
Peregrine Semiconductor Corp.*	16,796	207,767
Xerox Corp.1	13,988	185,061
Montage Technology Group Ltd.*,2	8,763	183,059
Fidelity National Information Services, Inc.1	3,072	172,954
Apple, Inc.1	1,613	162,510
SanDisk Corp.1	1,344	131,645
NVIDIA Corp.1	6,375	117,619
Pitney Bowes, Inc.1	4,532	113,255
Micron Technology, Inc.*,1	3,303	113,161
First Solar, Inc.*,1	1,052	69,232
Skyworks Solutions, Inc.1	459	26,645
KLA-Tencor Corp.1	230	18,119
PTC, Inc.*,1	461	17,011
Total Technology		9,321,936
Energy - 7.4%
Dresser-Rand Group, Inc.*	16,322	1,342,647
Kinder Morgan Energy Partners, LP	13,654	1,273,645
El Paso Pipeline Partners, LP	26,400	1,060,224
Kinder Morgan Management LLC*	8,961	843,678
Kodiak Oil & Gas Corp.*	56,213	762,809
Athlon Energy, Inc.*	7,282	424,031
Hess Corp.1	3,111	293,430
Chevron Corp.1	2,343	279,567
Devon Energy Corp.1	3,917	267,061
Murphy Oil Corp.1	4,647	264,461
ConocoPhillips1	3,226	246,854
Chesapeake Energy Corp.1	6,759	155,389
Denbury Resources, Inc.1	9,601	144,304
Helmerich & Payne, Inc.1	1,127	110,299
Occidental Petroleum Corp.1	1,075	103,361
Murphy USA, Inc.*	1,918	101,769
Superior Energy Services, Inc.1	2,343	77,014
Valero Energy Corp.1	1,382	63,945
Apache Corp.1	572	53,694
Unit Corp.*,1	701	41,114
Nabors Industries Ltd.	535	12,177
Energen Corp.1	168	12,136
Rowan Companies plc — Class A1	283	7,163
Total Energy		7,940,772
Consumer, Cyclical - 7.3%
TRW Automotive Holdings Corp.*	21,710	2,198,138
Tim Hortons, Inc.	10,896	858,713
Bally Technologies, Inc.*	7,393	596,615
Multimedia Games Holding Company, Inc.*	9,968	358,948
Lowe's Companies, Inc.1	6,034	319,319
CVS Health Corp.1	3,899	310,322
Whirlpool Corp.1	2,045	297,854
Wyndham Worldwide Corp.1	3,572	290,261
Lear Corp.1	3,072	265,452
Alaska Air Group, Inc.1	6,021	262,155
Macy's, Inc.1	4,416	256,923
Wendy's Co.1	28,199	232,924
The Gap, Inc.1	4,763	198,568
PACCAR, Inc.1	3,088	175,630
Royal Caribbean Cruises Ltd.1	2,496	167,956
Einstein Noah Restaurant Group, Inc.	6,200	124,992
Southwest Airlines Co.1	3,299	111,407
Deckers Outdoor Corp.*,1	1,113	108,161
Ingram Micro, Inc. — Class A*,1	4,110	106,079
PulteGroup, Inc.1	5,246	92,645
Arrow Electronics, Inc.*,1	1,497	82,859
WABCO Holdings, Inc.*,1	845	76,853
Foot Locker, Inc.1	1,344	74,794
Visteon Corp.*,1	537	52,223
Dillard's, Inc. — Class A1	461	50,240
GameStop Corp. — Class A1	752	30,982
Dolby Laboratories, Inc. — Class A*	714	29,838
Nu Skin Enterprises, Inc. — Class A1	576	25,937
Ford Motor Co.1	1,421	21,017
Kohl's Corp.1	307	18,736
General Motors Co.1	154	4,919
Walgreen Co.1	42	2,489
Brinker International, Inc.1	38	1,930
Total Consumer, Cyclical		7,805,879
Communications - 6.7%
Time Warner Cable, Inc.1	13,634	1,956,343
tw telecom, Inc. — Class A*	31,654	1,317,122
DIRECTV*,1	10,793	933,810
Trulia, Inc.*,2	14,948	730,957
Time Warner, Inc.1	4,161	312,948
Cisco Systems, Inc.1	12,251	308,358
Liberty Interactive Corp. — Class A*,1	10,728	305,963
Frontier Communications Corp.1	42,400	276,024
Gannett Company, Inc.1	6,840	202,943
Enventis Corp.1	11,090	201,616
Thomson Reuters Corp.1	4,877	177,572
IAC/InterActiveCorp1	2,574	169,627
Corning, Inc.1	8,719	168,626

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Communications - 6.7% (continued)
Windstream Holdings, Inc.2	12,943	$139,526
Liberty Ventures*,1	346	13,134
Harris Corp.1	38	2,523
Total Communications		7,217,092
Utilities - 6.7%
Integrys Energy Group, Inc.1	34,646	2,245,753
Pepco Holdings, Inc.1	81,593	2,183,428
Ameren Corp.1	7,942	304,417
Westar Energy, Inc.1	8,681	296,196
Public Service Enterprise Group, Inc.1	7,950	296,058
DTE Energy Co.1	3,878	295,038
Great Plains Energy, Inc.1	11,637	281,266
Pike Corp.*	23,088	274,516
Atmos Energy Corp.1	4,839	230,820
American Electric Power Company, Inc.	3,034	158,405
Xcel Energy, Inc.1	5,064	153,946
AGL Resources, Inc.1	2,455	126,040
AES Corp.1	7,514	106,549
UGI Corp.1	2,802	95,520
NRG Energy, Inc.1	2,087	63,612
Alliant Energy Corp.1	807	44,716
Total Utilities		7,156,280
Industrial - 6.0%
URS Corp.1	30,265	1,743,566
Measurement Specialties, Inc.*,1	11,507	985,114
Republic Services, Inc. — Class A1	7,964	310,756
FedEx Corp.1	1,883	304,010
Sonoco Products Co.1	7,105	279,156
Dover Corp.1	3,417	274,487
AMERCO1	1,037	271,579
Energizer Holdings, Inc.1	1,997	246,050
Ryder System, Inc.1	2,577	231,853
Alliant Techsystems, Inc.1	1,805	230,390
Trinity Industries, Inc.1	4,723	220,659
Northrop Grumman Corp.1	1,652	217,668
Exelis, Inc.1	12,213	202,003
GATX Corp.1	3,448	201,260
Garmin Ltd.	2,810	146,092
General Electric Co.1	4,613	118,185
Packaging Corporation of America1	1,843	117,620
CSX Corp.1	2,199	70,500
Raytheon Co.1	576	58,533
Caterpillar, Inc.1	405	40,107
Snap-on, Inc.1	307	37,172
Leggett & Platt, Inc.1	959	33,488
FLIR Systems, Inc.1	1,049	32,876
Fluor Corp.	245	16,364
Norfolk Southern Corp.	111	12,388
AO Smith Corp.1	231	10,922
PerkinElmer, Inc.1	192	8,371
ITT Corp.1	115	5,168
General Dynamics Corp.1	38	4,829
SPX Corp.	44	4,133
Vishay Intertechnology, Inc.	223	3,187
Total Industrial		6,438,486
Basic Materials - 4.3%
Sigma-Aldrich Corp.	10,926	1,486,046
Rockwood Holdings, Inc.	18,373	1,404,617
CF Industries Holdings, Inc.1	1,152	321,661
LyondellBasell Industries N.V. — Class A1	2,920	317,288
Dow Chemical Co.1	5,889	308,819
Cabot Corp.1	3,841	195,008
Freeport-McMoRan, Inc.	5,399	176,277
Domtar Corp.1	3,649	128,189
Ashland, Inc.1	960	99,936
Reliance Steel & Aluminum Co.1	1,378	94,255
United States Steel Corp.1	1,805	70,702
Westlake Chemical Corp.1	154	13,335
Total Basic Materials		4,616,133
Total Common Stocks
(Cost $68,969,110)		73,453,854

MUTUAL FUNDS†,3 - 0.0%
Guggenheim Strategy Fund I	512	12,751
Guggenheim Strategy Fund II	174	4,325
Total Mutual Funds
(Cost $17,092)		17,076

CLOSED-END FUNDS† - 13.9%
Adams Express Co.1	38,366	534,823
AllianzGI Equity & Convertible Income Fund1	26,297	522,521
Cohen & Steers REIT and Preferred Income Fund, Inc.1	29,266	511,277
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund1,3	42,994	498,300
Nuveen Dividend Advantage Municipal Income Fund1	29,006	409,275
Alpine Total Dynamic Dividend Fund1	46,227	393,392
Nuveen Maryland Premium Income Municipal Fund1	31,217	390,525
Morgan Stanley Emerging Markets Debt Fund, Inc.1	38,416	372,635
BlackRock Enhanced Equity Dividend Trust1	42,595	349,279
Gabelli Healthcare & WellnessRx Trust	34,995	346,800
Tri-Continental Corp.1	16,527	344,918
Western Asset/Claymore Inflation-Linked Securities & Income Fund1,3	28,621	330,286
BlackRock Income Opportunity Trust, Inc.1	30,270	313,597
GDL Fund1	28,773	303,267
General American Investors Company, Inc.1	8,131	301,254
Swiss Helvetia Fund, Inc.1	22,252	301,070
Zweig Total Return Fund, Inc.1	19,794	274,147

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.9% (continued)
BlackRock Credit Allocation Income Trust1	19,837	$264,030
Petroleum & Resources Corp.1	7,691	221,501
Clough Global Opportunities Fund1	17,603	210,004
First Trust High Income Long/Short Fund1	11,584	197,972
Neuberger Berman Real Estate Securities Income Fund, Inc.1	40,537	195,388
Clough Global Allocation Fund1	13,038	186,561
Advent Claymore Convertible Securities and Income Fund II1,3	27,025	183,500
Madison Covered Call & Equity Strategy Fund1	18,832	158,189
BlackRock MuniYield Michigan Quality Fund II, Inc.1	12,262	153,643
Duff & Phelps Global Utility Income Fund, Inc.1	7,151	152,103
Western Asset Worldwide Income Fund, Inc.1	11,879	145,399
Cohen & Steers Infrastructure Fund, Inc.1	5,610	129,872
First Trust Enhanced Equity Income Fund1	8,919	127,453
Morgan Stanley Income Securities, Inc.1	6,723	119,669
Central Securities Corp.1	4,995	114,785
Western Asset High Yield Defined Opportunity Fund, Inc.1	6,787	112,732
BlackRock Real Asset Equity Trust1	12,856	108,890
Ellsworth Fund Ltd.1	12,425	107,476
MFS InterMarket Income Trust I1	12,819	107,039
Putnam High Income Securities Fund1	12,831	106,754
MFS Multimarket Income Trust1	16,107	103,407
Bancroft Fund Ltd.1	5,140	101,566
New Ireland Fund, Inc.1	7,889	99,954
Zweig Fund, Inc.1	6,564	99,642
Boulder Total Return Fund, Inc.1	3,724	98,090
First Trust Aberdeen Global Opportunity Income Fund1	7,156	97,322
China Fund, Inc.1	4,542	94,837
Morgan Stanley India Investment Fund, Inc.1	3,722	92,603
Eaton Vance Tax-Advantaged Dividend Income Fund1	4,497	90,794
Brookfield Global Listed Infrastructure Income Fund, Inc.1	3,892	90,684
Tortoise Energy Independence Fund, Inc.1	3,656	90,376
BlackRock Resources & Commodities Strategy Trust1	8,044	90,334
Central Europe Russia and Turkey Fund, Inc.1	3,581	88,809
Franklin Limited Duration Income Trust1	7,159	88,628
Korea Equity Fund, Inc.1	10,366	85,727
Japan Smaller Capitalization Fund, Inc.1	8,839	85,650
Cushing Renaissance Fund1	3,125	85,594
Nuveen New Jersey Dividend Advantage Municipal Fund1	6,097	82,188
Voya Natural Resources Equity Income Fund1	7,843	81,253
Cohen & Steers Closed-End Opportunity Fund, Inc.1	6,097	79,444
John Hancock Premium Dividend Fund1	6,029	79,281
BlackRock Corporate High Yield Fund, Inc.1	6,640	78,551
LMP Real Estate Income Fund, Inc.1	6,951	78,060
CBRE Clarion Global Real Estate Income Fund1	9,163	76,786
Templeton Dragon Fund, Inc.1	2,978	76,773
Boulder Growth & Income Fund, Inc.1	8,654	76,501
Cohen & Steers Quality Income Realty Fund, Inc.1	7,131	75,803
MFS Charter Income Trust1	8,537	75,638
RMR Real Estate Income Fund1	3,998	75,362
Western Asset Global Corporate Defined Opportunity Fund, Inc.1	4,093	74,452
Liberty All Star Equity Fund1	12,634	73,656
Gabelli Dividend & Income Trust1	3,261	69,459
BlackRock Multi-Sector Income Trust1	3,867	68,601
Morgan Stanley Asia-Pacific Fund, Inc.1	4,131	67,418
AllianceBernstein Income Fund, Inc.1	8,909	66,818
Wells Fargo Advantage Multi-Sector Income Fund1	4,784	66,785
Western Asset Emerging Markets Income Fund, Inc.1	5,495	66,105
Lazard Global Total Return and Income Fund, Inc.1	3,778	65,737
Ivy High Income Opportunities Fund1	3,751	64,855
Delaware Investments National Municipal Income Fund1	5,003	63,838
Korea Fund, Inc.1	1,526	63,344
Royce Value Trust, Inc.1	4,192	60,784
Royce Micro-Capital Trust, Inc.1	4,981	58,626
Strategic Global Income Fund, Inc.1	6,389	56,415
Asia Tigers Fund, Inc.1	4,644	55,078

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.9% (continued)
Western Asset Emerging Markets Debt Fund, Inc.1	3,152	$53,931
Clough Global Equity Fund1	3,675	52,663
Macquarie Global Infrastructure Total Return Fund, Inc.1	2,022	49,964
Global High Income Fund, Inc.1	5,023	48,522
Delaware Enhanced Global Dividend & Income Fund1	3,974	47,728
Deutsche Global High Income Fund, Inc.1	5,758	46,640
Nuveen Diversified Dividend & Income Fund1	3,859	44,919
Nuveen Build America Bond Opportunity Fund1	1,993	42,252
Virtus Global Multi-Sector Income Fund1	2,412	41,173
Gabelli Global Utility & Income Trust1	2,140	41,067
Nuveen Equity Premium and Growth Fund1	2,842	39,959
LMP Capital and Income Fund, Inc.1	2,346	39,671
New America High Income Fund, Inc.1	4,150	39,052
BlackRock Core Bond Trust1	2,878	38,479
Source Capital, Inc.1	592	38,474
Eaton Vance Risk-Managed Diversified Equity Income Fund1	3,145	36,765
Advent/Claymore Enhanced Growth & Income Fund1,3	3,863	36,660
Cohen & Steers Total Return Realty Fund, Inc.1	3,052	36,471
India Fund, Inc.1	1,310	35,553
First Trust Intermediate Duration Preferred & Income Fund1	1,622	35,230
First Trust Dividend and Income Fund1	3,869	35,014
First Opportunity Fund, Inc.1	3,444	33,372
Nuveen Build American Bond Term Fund1	1,631	33,256
Aberdeen Greater China Fund, Inc.1	3,173	32,714
Alpine Global Dynamic Dividend Fund1	3,182	31,470
BlackRock Energy and Resources Trust1	1,294	30,952
John Hancock Income Securities Trust	2,074	29,243
Blackstone / GSO Strategic Credit Fund	1,731	29,046
BlackRock Debt Strategies Fund, Inc.	7,592	29,001
BlackRock Dividend Income Trust1	2,168	28,444
Royce Focus Trust, Inc.1	3,557	28,100
BlackRock Global Opportunities Equity Trust1	1,921	27,105
European Equity Fund, Inc.1	3,075	25,246
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.1	1,021	25,198
Nuveen Multi-Market Income Fund, Inc.1	3,331	25,149
BlackRock EcoSolutions Investment Trust1	3,293	25,126
First Trust Aberdeen Emerging Opportunity Fund1	1,337	23,785
Madison Strategic Sector Premium Fund1	1,898	23,516
New Germany Fund, Inc.1	1,405	23,464
Aberdeen Singapore Fund, Inc.1	1,738	21,586
Delaware Investments Dividend & Income Fund, Inc.1	2,182	21,493
Asia Pacific Fund, Inc.*,1	1,898	21,428
Nuveen Global Equity Income Fund1	1,570	20,975
Nuveen Equity Premium Income Fund1	1,635	20,846
MFS Intermediate High Income Fund1	7,331	19,940
Fort Dearborn Income Securities, Inc.1	1,333	19,289
BlackRock Utility and Infrastructure Trust1	892	17,849
Nuveen Tax-Advantaged Dividend Growth Fund1	1,029	15,919
Mexico Equity & Income Fund, Inc.1	937	15,432
Managed High Yield Plus Fund, Inc.	7,327	14,581
Aberdeen Latin America Equity Fund, Inc.1	509	13,946
Nuveen Pennsylvania Investment Quality Municipal Fund1	986	13,429
Nuveen Credit Strategies Income Fund1	1,309	11,689
Morgan Stanley Emerging Markets Fund, Inc.1	754	11,664
Transamerica Income Shares, Inc. — Class E1	506	10,317
Deutsche Strategic Income Trust1	830	10,076
Western Asset Income Fund1	664	8,898
Denali Fund, Inc.1	355	7,709
JPMorgan China Region Fund, Inc.1	492	7,483
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.1	526	7,301
Neuberger Berman High Yield Strategies Fund, Inc.1	553	7,139
Latin American Discovery Fund, Inc.1	544	7,127
Invesco Bond Fund1	242	4,496

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.9% (continued)
BlackRock Income Trust, Inc.1	685	$4,350
Taiwan Fund, Inc.*,1	219	4,117
Montgomery Street Income Securities, Inc.1	182	2,970
Deutsche High Income Trust1	327	2,923
Cutwater Select Income Fund1	76	1,501
Diversified Real Asset Income Fund1	84	1,489
Calamos Global Dynamic Income Fund1	156	1,446
Total Closed-End Funds
(Cost $14,193,691)		14,895,736

	Face Amount
REPURCHASE AGREEMENTS††,4 - 8.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$4,111,052	4,111,052
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,403,776	2,403,776
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,699,838	1,699,838
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,060,687	1,060,687
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	6,325	6,325
Total Repurchase Agreements
(Cost $9,281,678)		9,281,678

SECURITIES LENDING COLLATERAL††,5 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	754,354	754,354
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	123,665	123,665
Total Securities Lending Collateral
(Cost $878,019)		878,019
Total Investments - 91.8%
(Cost $93,339,590)		$98,526,363

	Shares
COMMON STOCKS SOLD SHORT† - (47.2)%
Diversified - (0.1)%
Leucadia National Corp.	6,423	(153,124)
Basic Materials - (1.9)%
Carpenter Technology Corp.	118	(5,328)
Royal Gold, Inc.	166	(10,780)
Tahoe Resources, Inc.*	2,025	(41,108)
MeadWestvaco Corp.	1,151	(47,122)
Sherwin-Williams Co.	238	(52,120)
PPG Industries, Inc.	318	(62,563)
Monsanto Co.	889	(100,021)
Newmont Mining Corp.	5,837	(134,543)
Compass Minerals International, Inc.	1,628	(137,208)
FMC Corp.	2,450	(140,116)
Southern Copper Corp.	4,726	(140,126)
WR Grace & Co.*	1,668	(151,688)
Praxair, Inc.	1,191	(153,639)
EI du Pont de Nemours & Co.	2,185	(156,796)
Valspar Corp.	2,005	(158,375)
Albemarle Corp.	8,824	(519,734)
Total Basic Materials		(2,011,267)
Technology - (3.3)%
salesforce.com, Inc.*	119	(6,846)
Red Hat, Inc.*	158	(8,872)
Accenture plc — Class A	119	(9,677)
Jack Henry & Associates, Inc.	238	(13,247)
International Business Machines Corp.	79	(14,997)
Citrix Systems, Inc.*	356	(25,397)
SunEdison, Inc.*	1,956	(36,929)
Linear Technology Corp.	953	(42,304)
VeriFone Systems, Inc.*	1,430	(49,163)
IHS, Inc. — Class A*	459	(57,462)
Informatica Corp.*	2,002	(68,548)
Allscripts Healthcare Solutions, Inc.*	6,791	(91,101)
ServiceNow, Inc.*	2,067	(121,498)
Freescale Semiconductor Ltd.*	6,275	(122,551)
Tableau Software, Inc. — Class A*	1,691	(122,851)
SolarWinds, Inc.*	2,978	(125,225)
Teradata Corp.*	3,177	(133,180)
Atmel Corp.*	17,722	(143,194)
Cree, Inc.*	3,533	(144,676)
Nuance Communications, Inc.*	9,902	(152,639)
Workday, Inc. — Class A*	1,877	(154,853)
Altera Corp.	4,329	(154,892)
NCR Corp.*	4,686	(156,559)
Paychex, Inc.	3,574	(157,971)
MSCI, Inc. — Class A	3,386	(159,210)
Stratasys Ltd.*	1,332	(160,879)
NetSuite, Inc.*	1,827	(163,590)
Applied Materials, Inc.	43,739	(945,200)
Total Technology		(3,543,511)
Utilities - (3.7)%
Sempra Energy	296	(31,192)
Exelon Corp.	1,549	(52,805)
PPL Corp.	3,084	(101,279)
TECO Energy, Inc.	7,546	(131,149)
National Fuel Gas Co.	2,014	(140,960)
Aqua America, Inc.	6,217	(146,286)
NextEra Energy, Inc.	1,588	(149,081)
MDU Resources Group, Inc.	5,404	(150,285)
PG&E Corp.	3,376	(152,055)
Calpine Corp.*	7,087	(153,788)
Questar Corp.	6,977	(155,517)
Southern Co.	3,574	(156,005)
Dominion Resources, Inc.	2,290	(158,216)
ITC Holdings Corp.	4,467	(159,159)
FirstEnergy Corp.	4,746	(159,323)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.2)% (continued)
Utilities - (3.7)% (continued)
OGE Energy Corp.	4,328	$(160,612)
CenterPoint Energy, Inc.	6,602	(161,551)
Wisconsin Energy Corp.	39,078	(1,680,355)
Total Utilities		(3,999,618)
Consumer, Cyclical - (4.8)%
Domino's Pizza, Inc.	79	(6,080)
Kate Spade & Co.*	358	(9,390)
Spirit Airlines, Inc.*	198	(13,690)
Taylor Morrison Home Corp. — Class A*	875	(14,193)
World Fuel Services Corp.	437	(17,445)
Sally Beauty Holdings, Inc.*	715	(19,570)
Hasbro, Inc.	358	(19,688)
Coach, Inc.	635	(22,612)
McDonald's Corp.	278	(26,357)
BorgWarner, Inc.	604	(31,776)
Madison Square Garden Co. — Class A*	501	(33,126)
Dollar General Corp.*	593	(36,238)
Mattel, Inc.	1,311	(40,182)
Ross Stores, Inc.	635	(47,993)
DR Horton, Inc.	2,542	(52,162)
Allison Transmission Holdings, Inc.	1,961	(55,869)
Delta Air Lines, Inc.	1,708	(61,744)
L Brands, Inc.	993	(66,511)
DSW, Inc. — Class A	2,383	(71,752)
Cabela's, Inc.*	1,271	(74,862)
Target Corp.	1,393	(87,313)
Lennar Corp. — Class A	2,295	(89,115)
Starbucks Corp.	1,393	(105,116)
SeaWorld Entertainment, Inc.	5,480	(105,380)
Tractor Supply Co.	1,779	(109,426)
Ralph Lauren Corp. — Class A	675	(111,193)
HD Supply Holdings, Inc.*	4,150	(113,129)
GNC Holdings, Inc. — Class A	3,044	(117,925)
O'Reilly Automotive, Inc.*	795	(119,536)
Dunkin' Brands Group, Inc.	2,728	(122,269)
Lions Gate Entertainment Corp.	3,764	(124,099)
MSC Industrial Direct Company, Inc. — Class A	1,469	(125,541)
Goodyear Tire & Rubber Co.	5,878	(132,755)
Toll Brothers, Inc.*	4,289	(133,645)
Tesla Motors, Inc.*	556	(134,931)
LKQ Corp.*	5,100	(135,609)
Yum! Brands, Inc.	1,906	(137,194)
Navistar International Corp.*	4,220	(138,880)
PVH Corp.	1,151	(139,444)
WW Grainger, Inc.	569	(143,189)
Tempur Sealy International, Inc.*	2,661	(149,468)
CarMax, Inc.*	3,226	(149,848)
Fastenal Co.	3,395	(152,435)
Copart, Inc.*	4,882	(152,880)
Toro Co.	2,601	(154,057)
Choice Hotels International, Inc.	3,000	(156,000)
Panera Bread Co. — Class A*	963	(156,699)
Costco Wholesale Corp.	1,262	(158,154)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,377	(162,720)
United Continental Holdings, Inc.*	3,635	(170,082)
DreamWorks Animation SKG, Inc. — Class A*	6,254	(170,547)
Burger King Worldwide, Inc.	8,744	(259,347)
Total Consumer, Cyclical		(5,139,166)
Industrial - (5.1)%
AGCO Corp.	89	(4,046)
Hexcel Corp.*	277	(10,997)
Waters Corp.*	119	(11,795)
Fortune Brands Home & Security, Inc.	318	(13,073)
Tidewater, Inc.	397	(15,495)
USG Corp.*	595	(16,357)
Babcock & Wilcox Co.	614	(17,002)
Tyco International Ltd.	437	(19,477)
Foster Wheeler AG	715	(22,608)
Waste Management, Inc.	501	(23,813)
Clean Harbors, Inc.*	595	(32,082)
Wabtec Corp.	397	(32,173)
Martin Marietta Materials, Inc.	278	(35,845)
Rockwell Collins, Inc.	494	(38,779)
Lincoln Electric Holdings, Inc.	635	(43,901)
Acuity Brands, Inc.	464	(54,617)
Xylem, Inc.	1,751	(62,143)
Jacobs Engineering Group, Inc.*	1,430	(69,813)
Stanley Black & Decker, Inc.	834	(74,051)
Colfax Corp.*	1,311	(74,688)
Emerson Electric Co.	1,311	(82,042)
AptarGroup, Inc.	1,469	(89,168)
National Instruments Corp.	2,978	(92,110)
Textron, Inc.	2,681	(96,489)
Graco, Inc.	1,390	(101,442)
Chicago Bridge & Iron Company N.V.	1,946	(112,576)
Manitowoc Company, Inc.	4,884	(114,530)
Donaldson Company, Inc.	2,820	(114,577)
B/E Aerospace, Inc.*	1,390	(116,677)
Middleby Corp.*	1,515	(133,516)
Pall Corp.	1,708	(142,960)
KBR, Inc.	7,661	(144,257)
Eagle Materials, Inc.	1,430	(145,617)
Expeditors International of Washington, Inc.	3,691	(149,781)
Nordson Corp.	1,985	(150,999)
Mettler-Toledo International, Inc.*	595	(152,397)
Sealed Air Corp.	4,407	(153,716)
TransDigm Group, Inc.	834	(153,731)
Triumph Group, Inc.	2,383	(155,014)
Stericycle, Inc.*	1,340	(156,191)
Armstrong World Industries, Inc.*	2,800	(156,800)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.2)% (continued)
Industrial - (5.1)% (continued)
Roper Industries, Inc.	1,072	$(156,823)
United Parcel Service, Inc. — Class B	1,598	(157,067)
Kansas City Southern	1,301	(157,682)
J.B. Hunt Transport Services, Inc.	2,134	(158,023)
Covanta Holding Corp.	7,497	(159,086)
CH Robinson Worldwide, Inc.	2,413	(160,030)
Landstar System, Inc.	2,271	(163,943)
Teekay Corp.	2,621	(173,929)
AECOM Technology Corp.*	22,212	(749,655)
Total Industrial		(5,423,583)
Energy - (5.7)%
Continental Resources, Inc.*	79	(5,252)
Southwestern Energy Co.*	516	(18,034)
Gulfport Energy Corp.*	397	(21,200)
Frank's International N.V.	1,304	(24,385)
Laredo Petroleum, Inc.*	2,354	(52,753)
WPX Energy, Inc.*	3,694	(88,878)
RPC, Inc.	4,170	(91,573)
MRC Global, Inc.*	4,811	(112,193)
Pioneer Natural Resources Co.	604	(118,970)
Concho Resources, Inc.*	953	(119,497)
Cheniere Energy, Inc.*	1,585	(126,847)
Range Resources Corp.	2,153	(145,995)
Cobalt International Energy, Inc.*	10,794	(146,798)
Peabody Energy Corp.	11,885	(147,136)
Oceaneering International, Inc.	2,261	(147,348)
Kosmos Energy Ltd.*	14,854	(147,946)
Dril-Quip, Inc.*	1,677	(149,924)
Cameron International Corp.*	2,274	(150,948)
Williams Companies, Inc.	2,740	(151,659)
FMC Technologies, Inc.*	2,829	(153,643)
CONSOL Energy, Inc.	4,108	(155,529)
Cabot Oil & Gas Corp. — Class A	4,864	(159,004)
Whiting Petroleum Corp.*	9,948	(771,468)
Kinder Morgan, Inc.	77,163	(2,958,429)
Total Energy		(6,165,409)
Communications - (6.3)%
Lamar Advertising Co. — Class A	158	(7,782)
United States Cellular Corp.*	415	(14,724)
Pandora Media, Inc.*	1,151	(27,808)
Clear Channel Outdoor Holdings, Inc. — Class A	4,882	(32,904)
DISH Network Corp. — Class A*	516	(33,323)
Charter Communications, Inc. — Class A*	238	(36,026)
Verizon Communications, Inc.	920	(45,991)
Rackspace Hosting, Inc.*	2,760	(89,838)
JDS Uniphase Corp.*	7,506	(96,077)
Intelsat S.A.*	6,007	(102,960)
Discovery Communications, Inc. — Class A*	3,054	(115,441)
LinkedIn Corp. — Class A*	664	(137,973)
Zynga, Inc. — Class A*	52,947	(142,957)
Netflix, Inc.*	328	(147,987)
Splunk, Inc.*	2,800	(155,008)
AMC Networks, Inc. — Class A*	2,681	(156,624)
SBA Communications Corp. — Class A*	1,460	(161,914)
Groupon, Inc. — Class A*	24,301	(162,331)
Palo Alto Networks, Inc.*	1,668	(163,631)
HomeAway, Inc.*	4,777	(169,584)
TIBCO Software, Inc.*	7,561	(178,666)
Consolidated Communications Holdings, Inc.	8,209	(205,635)
AT&T, Inc.	15,000	(528,600)
Zillow, Inc. — Class A*	6,636	(769,710)
Level 3 Communications, Inc.*	22,158	(1,013,285)
Comcast Corp. — Class A	39,197	(2,108,015)
Total Communications		(6,804,794)
Consumer, Non-cyclical - (7.0)%
Leidos Holdings, Inc.1	30	(1,030)
Bruker Corp.*	296	(5,480)
Coty, Inc. — Class A	517	(8,556)
Community Health Systems, Inc.*	159	(8,712)
ConAgra Foods, Inc.	267	(8,822)
Alnylam Pharmaceuticals, Inc.*	118	(9,216)
Intercept Pharmaceuticals, Inc.*	42	(9,941)
Keurig Green Mountain, Inc.	79	(10,280)
Mylan, Inc.*	237	(10,781)
Clorox Co.	158	(15,174)
Tupperware Brands Corp.	237	(16,362)
Robert Half International, Inc.	385	(18,865)
Altria Group, Inc.	477	(21,913)
FleetCor Technologies, Inc.*	199	(28,282)
Western Union Co.	1,788	(28,680)
Alliance Data Systems Corp.*	119	(29,544)
Kraft Foods Group, Inc.	542	(30,569)
Endo International plc*	501	(34,238)
Cubist Pharmaceuticals, Inc.*	556	(36,885)
Medivation, Inc.*	376	(37,175)
PepsiCo, Inc.	516	(48,034)
Incyte Corp.*	1,001	(49,099)
Hain Celestial Group, Inc.*	533	(54,553)
CoStar Group, Inc.*	385	(59,883)
Gartner, Inc.*	874	(64,213)
WhiteWave Foods Co. — Class A*	1,919	(69,717)
Genpact Ltd.*	4,289	(69,996)
Salix Pharmaceuticals Ltd.*	595	(92,963)
Moody's Corp.	993	(93,839)
Bunge Ltd.	1,251	(105,372)
Sprouts Farmers Market, Inc.*	3,942	(114,594)
Sysco Corp.	3,087	(117,152)
Estee Lauder Companies, Inc. — Class A	1,668	(124,633)
MasterCard, Inc. — Class A	1,854	(137,048)
Flowers Foods, Inc.	7,562	(138,838)
Hershey Co.	1,476	(140,855)
Monster Beverage Corp.*	1,543	(141,447)
Pharmacyclics, Inc.*	1,210	(142,090)
McGraw Hill Financial, Inc.	1,696	(143,227)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.2)% (continued)
Consumer, Non-cyclical - (7.0)% (continued)
Hertz Global Holdings, Inc.*	5,778	$(146,703)
Avon Products, Inc.	11,652	(146,815)
Seattle Genetics, Inc.*	3,983	(148,088)
Campbell Soup Co.	3,495	(149,341)
Colgate-Palmolive Co.	2,290	(149,354)
Brown-Forman Corp. — Class B	1,678	(151,389)
Philip Morris International, Inc.	1,827	(152,372)
Hologic, Inc.*	6,275	(152,671)
Verisk Analytics, Inc. — Class A*	2,511	(152,895)
Morningstar, Inc.	2,262	(153,590)
Intuitive Surgical, Inc.*	334	(154,248)
McCormick & Company, Inc.	2,333	(156,078)
Rollins, Inc.	5,361	(156,970)
Automatic Data Processing, Inc.	1,906	(158,349)
Whole Foods Market, Inc.	4,160	(158,538)
Mead Johnson Nutrition Co. — Class A	1,648	(158,571)
Coca-Cola Co.	3,773	(160,956)
Vertex Pharmaceuticals, Inc.*	1,460	(163,973)
BioMarin Pharmaceutical, Inc.*	2,295	(165,607)
AmerisourceBergen Corp. — Class A	2,144	(165,731)
Zoetis, Inc.	4,499	(166,238)
Tenet Healthcare Corp.*	3,010	(178,764)
Reynolds American, Inc.	6,762	(398,958)
AbbVie, Inc.	7,216	(416,796)
Medtronic, Inc.	16,472	(1,020,441)
Total Consumer, Non-cyclical		(7,561,494)
Financial - (9.3)%
Mid-America Apartment Communities, Inc.	40	(2,626)
PacWest Bancorp	120	(4,948)
Macerich Co.	79	(5,043)
DDR Corp.	317	(5,303)
Liberty Property Trust	178	(5,920)
Prologis, Inc.	158	(5,957)
First Niagara Financial Group, Inc.	755	(6,289)
Tanger Factory Outlet Centers, Inc.	198	(6,479)
Charles Schwab Corp.	239	(7,024)
Chubb Corp.	79	(7,195)
Equity Residential	119	(7,328)
Weingarten Realty Investors	239	(7,529)
Rayonier, Inc.	326	(10,152)
American Realty Capital Properties, Inc.	1,072	(12,928)
Apartment Investment & Management Co. — Class A	556	(17,692)
Waddell & Reed Financial, Inc. — Class A	356	(18,402)
Signature Bank*	166	(18,602)
CBL & Associates Properties, Inc.	1,231	(22,035)
WP Carey, Inc.	356	(22,702)
Visa, Inc. — Class A	125	(26,671)
Crown Castle International Corp.	358	(28,830)
T. Rowe Price Group, Inc.	664	(52,058)
Kilroy Realty Corp.	913	(54,269)
LPL Financial Holdings, Inc.	1,206	(55,536)
Cincinnati Financial Corp.	1,271	(59,801)
Washington Prime Group, Inc.	3,894	(68,067)
Prudential Financial, Inc.	815	(71,671)
MBIA, Inc.*	9,189	(84,355)
Popular, Inc.*	3,083	(90,748)
American Tower Corp. — Class A	993	(92,975)
Bank of Hawaii Corp.	1,838	(104,417)
Markel Corp.*	166	(105,601)
Cullen/Frost Bankers, Inc.	1,482	(113,388)
BOK Financial Corp.	1,749	(116,274)
First Horizon National Corp.	9,485	(116,476)
Zions Bancorporation	4,060	(117,984)
BankUnited, Inc.	3,905	(119,063)
First Republic Bank	2,460	(121,474)
State Street Corp.	1,822	(134,117)
Realty Income Corp.	3,336	(136,075)
TD Ameritrade Holding Corp.	4,170	(139,153)
Duke Realty Corp.	8,134	(139,742)
American Campus Communities, Inc.	3,852	(140,405)
Ocwen Financial Corp.*	5,524	(144,619)
CBRE Group, Inc. — Class A*	4,964	(147,629)
Piedmont Office Realty Trust, Inc. — Class A	8,380	(147,823)
Commerce Bancshares, Inc.	3,348	(149,471)
White Mountains Insurance Group Ltd.	238	(149,957)
TFS Financial Corp.	10,527	(150,747)
AvalonBay Communities, Inc.	1,072	(151,120)
Affiliated Managers Group, Inc.*	755	(151,272)
Realogy Holdings Corp.*	4,100	(152,520)
Plum Creek Timber Company, Inc.	3,919	(152,880)
Senior Housing Properties Trust	7,334	(153,427)
Erie Indemnity Co. — Class A	2,025	(153,515)
American Express Co.	1,757	(153,808)
Howard Hughes Corp.*	1,032	(154,800)
Healthcare Trust of America, Inc. — Class A	13,402	(155,463)
Loews Corp.	3,733	(155,517)
Simon Property Group, Inc.	953	(156,691)
Forest City Enterprises, Inc. — Class A*	8,013	(156,734)
Eaton Vance Corp.	4,161	(156,995)
Intercontinental Exchange, Inc.	805	(157,015)
ProAssurance Corp.	3,564	(157,065)
Arthur J Gallagher & Co.	3,474	(157,581)
Health Care REIT, Inc.	2,531	(157,858)
Marsh & McLennan Companies, Inc.	3,028	(158,486)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.2)% (continued)
Financial - (9.3)% (continued)
HCP, Inc.	4,000	$(158,840)
Progressive Corp.	6,285	(158,885)
Brown & Brown, Inc.	4,968	(159,721)
CME Group, Inc. — Class A	2,017	(161,269)
CBOE Holdings, Inc.	3,040	(162,716)
BB&T Corp.	7,964	(296,341)
Ventas, Inc.	15,736	(974,846)
M&T Bank Corp.	13,931	(1,717,553)
Total Financial		(9,956,468)
Total Common Stock Sold Short
(Proceeds $49,400,114)		(50,758,434)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.8)%
Market Vectors Gold Miners ETF	2,265	(48,358)
iShares MSCI Australia ETF	2,605	(62,364)
iShares MSCI Mexico Capped ETF	1,297	(89,143)
iShares MSCI Taiwan ETF	5,868	(89,604)
iShares MSCI Malaysia ETF	6,413	(98,760)
iShares MSCI Hong Kong ETF	5,570	(113,238)
iShares China Large-Capital ETF	3,066	(117,367)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,007	(119,048)
Powershares QQQ Trust Series 1	1,522	(150,358)
iShares MSCI South Korea Capped ETF	2,616	(158,294)
iShares MSCI Japan ETF	13,604	(160,119)
iShares MSCI EAFE ETF	3,045	(195,245)
iShares MSCI Canada ETF	7,055	(216,589)
iShares MSCI Emerging Markets ETF	5,850	(243,126)
iShares MSCI United Kingdom ETF	13,292	(257,599)
iShares Core U.S. Aggregate Bond ETF	2,454	(267,756)
iShares 20+ Year Treasury Bond ETF	2,402	(279,281)
iShares TIPS Bond ETF	3,509	(393,254)
SPDR S&P Regional Banking ETF	12,196	(461,741)
iShares 7-10 Year Treasury Bond ETF	4,713	(488,361)
iShares MSCI Switzerland Capped ETF	15,763	(512,455)
iShares Russell 2000 ETF	5,013	(548,172)
iShares US Real Estate ETF	13,386	(926,311)
iShares Russell 1000 Value ETF	12,844	(1,285,556)
SPDR Barclays High Yield Bond ETF	47,429	(1,905,697)
SPDR S&P 500 ETF Trust6	16,992	(3,347,765)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,645,589)		(12,535,561)
Total Securities Sold Short- (59.0)%
(Proceeds $61,045,703)		$(63,293,995)
Other Assets & Liabilities, net - 67.2%		72,037,097
Total Net Assets - 100.0%		$107,269,465

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,633,500)	25	$28,929
December 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $291,525)	4	18,205
November 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $247,380)	6	11,512
December 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $189,250)	5	4,173
November 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $209,625)	4	2,727
November 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $342,675)	6	(544)
November 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $365,720)	4	(1,602)
November 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $308,120)	3	(8,103)
December 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $120,940)	1	(8,603)
November 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $446,426)	4	(12,543)
November 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $195,372)	2	(18,883)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $228,063)	5	$(19,568)
(Total Aggregate Value of Contracts $4,578,596)		$(4,300)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 British Pound Futures Contracts (Aggregate Value of Contracts $607,538)	6	$(1,511)
December 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $435,350)	5	(16,932)
(Total Aggregate Value of Contracts $1,042,888)		$(18,443)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $6,618,503)	35	$30,410
December 2014 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $25,269,809)	19	25,625
December 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $8,241,806)	51	13,203
December 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $633,802)	6	2,908
December 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $7,711,462)	55	909
December 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,210,333)	10	(5,839)
December 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $2,070,000)	15	(11,230)
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $20,698,125)	166	(122,087)
(Total Aggregate Value of Contracts $72,453,840)		$(66,101)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,328,985)	9	$24,230
December 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,214,398)	10	17,006
October 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,803,600)	17	7,666
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,345,520)	29	97
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $2,289,600)	27	(159)
December 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $213,455)	2	(1,678)
October 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $680,057)	5	(4,660)
October 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $295,219)	2	(11,256)
December 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $298,484)	1	(12,232)
October 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,651,635)	51	(23,651)
December 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,035,128)	9	(25,558)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $28,488,875)	290	$(41,226)
(Total Aggregate Value of Contracts $41,644,956)		$(71,421)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Silver Futures Contracts (Aggregate Value of Contracts $681,600)	8	$60,340
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,004,850)	36	56,346
December 2014 Corn Futures Contracts (Aggregate Value of Contracts $624,000)	39	49,242
November 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $1,527,125)	19	48,067
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $644,070)	21	21,789
December 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $572,880)	6	18,231
December 2014 Wheat Futures Contracts (Aggregate Value of Contracts $454,575)	19	16,744
November 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $776,420)	16	13,764
December 2014 Copper Futures Contracts (Aggregate Value of Contracts $602,000)	8	13,164
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,473,920)	80	1,708
(Total Aggregate Value of Contracts $8,361,440)		$299,395

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,132,250)	45	$115,803
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $2,211,475)	14	34,722
December 2014 E-micro Canadian Dollar/American Dollar (Aggregate Value of Contracts $597,104)	67	9,931
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,179,113)	9	9,732
December 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $267,360)	3	5,211
December 2014 E-micro British Pound/American Dollar (Aggregate Value of Contracts $324,040)	32	540
(Total Aggregate Value of Contracts $9,711,342)		$175,939

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $14,357,600)	131	$109,991
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $12,002,320)	88	45,112
October 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $66,899)	1	1,278
October 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $388,923)	7	897
(Total Aggregate Value of Contracts $26,815,742)		$157,278

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $77,038,499)	352	$(338)
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $709,688)	6	(370)
December 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,099,716)	6	(1,343)
December 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $5,165,752)	54	(12,146)
(Total Aggregate Value of Contracts $84,013,655)		$(14,197)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2014 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 12/02/146 (Notional Value $4,670,323)	38,150	$171,585
Goldman Sachs International December 2014 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 12/02/147 (Notional Value $12,406,389)	101,021	$(412,121)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$1,776,000	$1,942,500	$(134,157)	$(31,369)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or a portion of this security is pledged as short security collateral at September 30, 2014.
2	All or portion of this security is on loan at September 30, 2014 — See Note 4.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 6.
4	Repurchase Agreements — See Note 3.
5	Securities lending collateral — See Note 4.
6	Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
7	Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.

ADR —	American Depositary Receipt
plc —	Public Limited Company
REIT —	Real Estate Investment Trust

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Funds invest generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2014.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$8,178,516	$28,375	$4,377,582	$–	$–	$12,584,473
Managed Futures Strategy Fund	161,145,852	8,120,076	56,880,170	1,311,182	–	227,457,280
Multi-Hedge Strategies Fund	88,366,666	696,080	10,159,697	295,717	–	99,518,160
Liabilities
Commodities Strategy Fund	$–	$447,524	$–	$–	$–	$447,524
Managed Futures Strategy Fund	–	2,341,745	–	790,491	–	3,132,236
Multi-Hedge Strategies Fund	63,293,995	287,350	–	518,202	–	64,099,547

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended September 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$ 341,522,378	$ 341,521,904	01/15/16 - 01/15/23	$ 285,293,500	$ 346,312,829
			U.S. Treasury Strips
			0.00%
			11/15/27	2,957,000	2,040,330

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	145,242,166	145,242,166	10/31/15 - 12/31/16	142,337,500	148,147,078

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	200,522,378	200,522,406	09/30/21	136,520,000	135,760,728

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	89,599,687	89,599,687	08/15/18 - 11/15/22	97,296,500	91,391,749
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140
			U.S. Treasury Strips
			0.00%
			08/15/19 - 11/15/42	3,888,500	2,040,015

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	522,378	522,377	05/15/16	533,300	532,902

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Managed Futures Strategy Fund	$10,032	$10,400
Multi-Hedge Strategies Fund	985,154	1,021,900

Cash collateral received was invested in the following repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$ 762,031	$ 762,031	11/15/19 - 11/15/30	$ 924,543	$ 637,159
			U.S. Treasury Note
			1.38%
			11/30/18	140,672	140,174

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	124,923	124,923	02/15/41	93,467	127,429

There is also $145,345 in segregated cash held as collateral.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Commodities Strategy Fund	x	x
Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x

6. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.   Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*
Donald C. Cacciapaglia, President

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Donald C. Cacciapaglia, President

Date	November 24, 2014

By (Signature and Title)*
Nikolaos Bonos, Vice President & Treasurer

Date	November 24, 2014

* Print the name and title of each signing officer under his or her signature.